Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (1,180,275)	$ (4,976,716)	$ 936,120
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
(Reversal of) provision of expected credit loss	(1,400,539)	5,740,368
Operating lease expenses	37,200	36,465
Share-based compensation	941,222
Changes in operating assets and liabilities:
Accounts receivable	(1,176,806)	(5,544,446)	(3,098,904)
Account receivables – a related party			4,374,401
Notes receivable	216,957
Prepayments and other current assets	(776,135)	1,788,138	(1,581,430)
Accounts payable	(8,205,600)	2,130,659	1,899,014
Account payable – a related party			(1,848,656)
Income tax payable	(626,630)	227,135	159,339
Operating lease liabilities	(37,200)	(36,465)
Due from a shareholder	(4,915)	(10,840)
Accrued expenses and other current liabilities	(13,259)	(119,056)	252,436
Net cash (used in) provided by operating activities	(12,225,980)	(764,758)	1,092,320
Cash flows from financing activities:
Repayment from a director		122,749	10,375
Proceeds from issuance of common shares pursuant to offerings, net of offering cost	8,518,859
Proceeds from issuance of common shares pursuant to IPO, net of offering cost		4,678,701
Payments of offering costs related to IPO		(387,874)	(50,000)
Net cash provided by (used in) financing activities	8,518,859	4,413,576	(39,625)
Net (decrease) increase in cash	(3,707,121)	3,648,818	1,052,695
Cash, beginning of year	4,793,555	1,144,737	92,042
Cash, end of year	1,086,434	4,793,555	1,144,737
Supplemental non-cash information
Operating lease right-of-use assets, obtained in exchange for operating lease obligations		70,735
Share-based compensation	$ 941,222